Supplemental Condensed Consolidating Financial Information - Condensed Statements of Cash Flow (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities:
Net income	$ 248	$ 708	$ 828
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	1,146	1,140	1,103
Other, net	1,388	(1,167)	(409)
Net cash provided by operating activities	2,782	681	1,522
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(2,507)	(2,836)	(2,666)
Net collections from retail receivables and related securitizations	648	39	(1,468)
Other, net	927	838	346
Net cash used by investing activities	(932)	(1,959)	(3,788)
Financing Activities:
Net increase (decrease) in indebtedness	(657)	1,729	2,990
Dividends paid	(297)	(382)	(368)
Other, net	23	18	(6)
Net cash provided (used) by financing activities	(931)	1,365	2,616
Effect of foreign exchange rate changes on cash and cash equivalents	(698)	(491)	18
Increase (decrease) in cash and cash equivalents	221	(404)	368
Cash and cash equivalents, beginning of year	5,163	5,567	5,199
Cash and cash equivalents, end of year	5,384	5,163	5,567
CNH Industrial N.V. [Member]
Operating Activities:
Net income	253	710	677
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	10	14	10
Other, net	52	(429)	(392)
Net cash provided by operating activities	315	295	295
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(25)	(26)	(10)
(Deposits in) withdrawals from subsidiaries’ cash management pools	92		(3)
Other, net	(114)	294	(1,929)
Net cash used by investing activities	(47)	268	(1,942)
Financing Activities:
Net increase (decrease) in indebtedness		(205)	1,602
Dividends paid	(291)	(360)	(365)
Other, net	26	18	306
Net cash provided (used) by financing activities	(265)	(547)	1,543
Effect of foreign exchange rate changes on cash and cash equivalents	(7)	(14)
Increase (decrease) in cash and cash equivalents	(4)	2	(104)
Cash and cash equivalents, beginning of year	7	5	109
Cash and cash equivalents, end of year	3	7	5
Case New Holland Industrial Inc. [Member]
Operating Activities:
Net income	275	769	896
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Other, net	(494)	(735)	(1,154)
Net cash provided by operating activities	(219)	34	(258)
Investing activities:
Other, net	288
Net cash used by investing activities	288
Financing Activities:
Net increase (decrease) in indebtedness	(7)	208	58
Dividends paid	(1)	(249)
Other, net	(61)	7
Net cash provided (used) by financing activities	(69)	(34)	58
Increase (decrease) in cash and cash equivalents			(200)
Cash and cash equivalents, beginning of year			200
Guarantor Subsidiaries [Member]
Operating Activities:
Net income	634	1,130	1,531
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	207	212	180
Other, net	(284)	(574)	696
Net cash provided by operating activities	557	768	2,407
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(145)	(163)	(225)
(Deposits in) withdrawals from subsidiaries’ cash management pools	(715)	(757)	(770)
Other, net	1,025	(121)	(502)
Net cash used by investing activities	165	(1,041)	(1,497)
Financing Activities:
Net increase (decrease) in indebtedness	11	(339)	(310)
Dividends paid	(187)	(337)	(589)
Other, net	(437)	977
Net cash provided (used) by financing activities	(613)	301	(899)
Effect of foreign exchange rate changes on cash and cash equivalents	(4)	(27)	(1)
Increase (decrease) in cash and cash equivalents	105	1	10
Cash and cash equivalents, beginning of year	39	38	28
Cash and cash equivalents, end of year	144	39	38
All Other Subsidiaries [Member]
Operating Activities:
Net income	127	(23)	777
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	929	914	913
Other, net	1,586	(1,078)	(1,276)
Net cash provided by operating activities	2,642	(187)	414
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(2,337)	(2,647)	(2,431)
Net collections from retail receivables and related securitizations	648	39	(1,468)
Other, net	676	(251)	785
Net cash used by investing activities	(1,013)	(2,859)	(3,114)
Financing Activities:
Net increase (decrease) in indebtedness	(661)	3,028	1,722
Dividends paid	(329)	(1,386)	(1,384)
Other, net	168	1,447	3,005
Net cash provided (used) by financing activities	(822)	3,089	3,343
Effect of foreign exchange rate changes on cash and cash equivalents	(687)	(450)	19
Increase (decrease) in cash and cash equivalents	120	(407)	662
Cash and cash equivalents, beginning of year	5,117	5,524	4,862
Cash and cash equivalents, end of year	5,237	5,117	5,524
Eliminations [Member]
Operating Activities:
Net income	(1,041)	(1,878)	(3,053)
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Other, net	528	1,649	1,717
Net cash provided by operating activities	(513)	(229)	(1,336)
Investing activities:
(Deposits in) withdrawals from subsidiaries’ cash management pools	623	757	773
Other, net	(948)	916	1,992
Net cash used by investing activities	(325)	1,673	2,765
Financing Activities:
Net increase (decrease) in indebtedness		(963)	(82)
Dividends paid	511	1,950	1,970
Other, net	327	(2,431)	(3,317)
Net cash provided (used) by financing activities	$ 838	$ (1,444)	$ (1,429)